COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
2023	¥ 6,357,915
2024	5,786,393
Thereafter	1,446,598
Total	13,590,906
Purchase Obligation	¥ 13,590,906